Investment Securities (Schedule Of Amortized Cost And Fair Value By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Investments [Line Items]
Within 1 year, Amortized Cost	$ 40,507
After 1 year; within 5 years, Amortized Cost	5,004
After 5 years; within 10 years, Amortized Cost	0
After 10 years, Amortized Cost	13,755
Subtotal, Amortized Cost	59,266
Within 1 year, Fair Value	40,509
After 1 year; within 5 years, Fair Value	5,253
After 5 years; within 10 years, Fair Value	0
After 10 years, Fair Value	13,755
Subtotal, Fair Value	59,517
Securities available for sale, Amortized Cost	2,971,382	[1]	2,956,503	[2]
Securities available for sale, Fair Value	3,061,808	[1]	3,066,272	[2]
Government Agency Issued Mbs And Cmo [Member]
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	2,695,627
Securities available for sale, Fair Value	2,785,791
Equity Securities Other [Member]
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	216,489
Securities available for sale, Fair Value	$ 216,500

[1]	Includes $2.8 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.6 billion was pledged as collateral for securities sold under repurchase agreements.
[2]	Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. Of this amount, $.8 billion was pledged as collateral for securities sold under repurchase agreements.